Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Current Assets

4. Other Current Assets

TransUnion Holding

Other current assets consisted of the following:

(in millions)	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
Deferred income tax assets	$32.4	$36.3
Prepaid expenses	30.1	33.8
Income taxes receivable	6.5	4.7
Deferred financing fees	6.2	5.7
Other	1.3	2.2

Total other current assets	$76.5	$82.7

TransUnion Corp

Other current assets consisted of the following:

(in millions)	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
Prepaid expenses	$30.1	$33.8
Deferred financing fees	0.2	—
Deferred income tax assets	4.0	18.9
Income taxes receivable	4.7	3.8
Receivable from TransUnion Holding	3.6	0.3
Other	1.0	1.9

Total other current assets	$43.6	$58.7

Deferred income tax assets decreased $14.9 million from December 31, 2012, due primarily to the utilization of U.S. federal tax loss carryforwards. The receivable from TransUnion Holding represents amounts advanced by TransUnion Corp to TransUnion Holding. This amount eliminates on the TransUnion Holding consolidated balance sheet but does not eliminate on the TransUnion Corp consolidated balance sheet.

3. Other Current Assets

TransUnion Holding

Other current assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Deferred income tax assets	$36.3
Prepaid expenses	33.8
Income taxes receivable	4.7
Deferred financing fees	5.7
Other	2.2

Total other current assets	$82.7

Deferred income tax assets consisted primarily of a tax loss carryforward resulting from the costs incurred in connection with the 2012 Change in Control Transaction. Prepaid expenses consisted primarily of prepaid maintenance and licenses for our data center equipment and prepaid insurance.

TransUnion Corp

Other current assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Prepaid expenses	$33.8	$37.1
Deferred financing fees	—	3.8
Deferred income tax assets	18.9	8.7
Income taxes receivable	3.8	1.9
Other	2.2	3.9

Total other current assets	$58.7	$55.4

Deferred financing fees decreased $3.8 million from December 31, 2011, primarily due to the purchase accounting fair value adjustment. Deferred income tax assets increased $10.2 million from December 31, 2011, due to the increase in the tax loss carryforward resulting from the costs incurred in connection with the 2012 Change in Control Transaction.